ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - STATEMENTS OF COMPREHENSIVE LOSS - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other comprehensive income (loss), tax	¥ 0	¥ 0	¥ 0
Parent
Other comprehensive income (loss), tax	¥ 0	¥ 0	¥ 0